UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

September 30, 2009
unaudited

Common stocks — 88.56%	Shares	Value (000)

ENERGY — 9.42%
Baker Hughes Inc.	10,883,400	$464,286
BP PLC	43,688,567	386,291
Canadian Natural Resources, Ltd.	648,200	43,828
Chevron Corp.	6,332,278	445,982
ConocoPhillips	17,319,140	782,132
Devon Energy Corp.	1,585,000	106,718
Diamond Offshore Drilling, Inc.	2,250,000	214,920
Eni SpA	4,640,000	116,016
Eni SpA (ADR)	770,000	38,384
Halliburton Co.	800,000	21,696
Hess Corp.	3,731,100	199,465
Marathon Oil Corp.	5,478,300	174,758
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	941,919
Royal Dutch Shell PLC, Class B	4,793,265	133,046
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	163,155
Schlumberger Ltd.	17,692,099	1,054,449
TOTAL SA	4,895,000	290,967
		5,578,012

MATERIALS — 2.34%
Air Products and Chemicals, Inc.	2,508,600	194,617
Akzo Nobel NV	1,500,000	92,961
Alcoa Inc.	1,676,400	21,994
Barrick Gold Corp.	7,150,000	270,985
Dow Chemical Co.	2,450,000	63,872
MeadWestvaco Corp.	4,085,000	91,136
Monsanto Co.	2,167,400	167,757
Newmont Mining Corp.	4,790,000	210,856
POSCO	136,000	56,368
Potash Corp. of Saskatchewan Inc.	200,000	18,068
United States Steel Corp.	4,160,000	184,579
Weyerhaeuser Co.	300,000	10,995
		1,384,188

INDUSTRIALS — 10.59%
3M Co.	3,942,800	290,979
Boeing Co.	19,670,000	1,065,130
Burlington Northern Santa Fe Corp.	5,613,700	448,142
CSX Corp.	7,181,000	300,597
Cummins Inc.	3,000,000	134,430
Deere & Co.	7,550,000	324,046
FedEx Corp.	1,500,000	112,830
General Dynamics Corp.	9,193,100	593,874
General Electric Co.	24,145,000	396,461
Illinois Tool Works Inc.	6,400,000	273,344
Lockheed Martin Corp.	4,565,000	356,435
Mitsubishi Corp.	1,065,000	21,564
Raytheon Co.	2,399,800	115,118
Siemens AG	1,665,000	154,238
Southwest Airlines Co.	13,000,000	124,800
Tyco International Ltd.	3,237,700	111,636
Union Pacific Corp.	7,436,400	433,914
United Parcel Service, Inc., Class B	5,000,000	282,350
United Technologies Corp.	10,040,000	611,737
Waste Management, Inc.	4,000,000	119,280
		6,270,905

CONSUMER DISCRETIONARY — 8.40%
Best Buy Co., Inc.	6,472,300	242,841
Carnival Corp., units	9,450,000	314,496
CBS Corp., Class B, nonvoting shares	16,000,000	192,800
Comcast Corp., Class A	12,000,000	202,680
Daimler AG	960,000	48,351
Harley-Davidson, Inc.	4,825,000	110,975
Honda Motor Co., Ltd.	5,810,200	179,119
Johnson Controls, Inc.	13,310,300	340,211
Limited Brands, Inc.1	16,934,943	287,725
Lowe’s Companies, Inc.	19,460,000	407,492
Mattel, Inc.	5,459,000	100,773
McDonald’s Corp.	6,150,000	350,980
McGraw-Hill Companies, Inc.	2,350,000	59,079
News Corp., Class A	13,550,000	162,465
Staples, Inc.	8,100,000	188,082
Target Corp.	16,723,300	780,644
Time Warner Cable Inc.2	2,779,585	119,772
Time Warner Inc.	17,930,667	516,045
TJX Companies, Inc.	3,000,000	111,450
Toyota Motor Corp.	6,550,000	260,715
		4,976,695

CONSUMER STAPLES — 11.30%
Altria Group, Inc.	23,795,000	423,789
Avon Products, Inc.	13,852,000	470,414
Coca-Cola Co.	5,365,000	288,101
ConAgra Foods, Inc.	5,521,100	119,697
General Mills, Inc.	1,960,000	126,185
H.J. Heinz Co.	2,750,000	109,313
Kellogg Co.	4,549,503	223,972
Kimberly-Clark Corp.	1,500,000	88,470
Kraft Foods Inc., Class A	13,644,168	358,432
Molson Coors Brewing Co., Class B	8,250,000	401,610
PepsiCo, Inc.	13,765,000	807,455
Philip Morris International Inc.	38,665,000	1,884,532
Procter & Gamble Co.	6,980,146	404,290
Reynolds American Inc.	2,666,666	118,720
Sara Lee Corp.	17,943,100	199,886
Sysco Corp.	2,450,000	60,883
Walgreen Co.	11,401,100	427,199
Wal-Mart Stores, Inc.	3,725,000	182,860
		6,695,808

HEALTH CARE — 8.94%
Abbott Laboratories	13,185,000	652,262
Aetna Inc.	9,000,000	250,470
Amgen Inc.2	1,840,792	110,871
AstraZeneca PLC (Sweden)	2,650,000	119,349
AstraZeneca PLC (United Kingdom)	1,250,000	56,041
Bayer AG	950,000	65,850
Bristol-Myers Squibb Co.	1,821,304	41,016
Eli Lilly and Co.	8,775,000	289,838
Johnson & Johnson	2,600,000	158,314
Medtronic, Inc.	15,612,500	574,540
Merck & Co., Inc.	35,600,000	1,126,028
Novartis AG	800,000	40,046
Novartis AG (ADR)	256,556	12,925
Pfizer Inc	26,945,000	445,940
Roche Holding AG	3,502,500	566,392
Schering-Plough Corp.	13,086,300	369,688
UnitedHealth Group Inc.	9,000,000	225,360
WellPoint, Inc.2	4,000,000	189,440
		5,294,370

FINANCIALS — 5.92%
American International Group, Inc.2	141,955	6,262
AXA SA	5,095,418	137,995
Banco Santander, SA	49,455,000	796,369
Banco Santander, SA (ADR)	3,700,000	59,755
Bank of America Corp.	33,149,382	560,888
Bank of New York Mellon Corp.	9,550,000	276,854
Berkshire Hathaway Inc., Class A2	2,600	262,600
Capital One Financial Corp.	7,105,576	253,882
Citigroup Inc.	62,984,615	304,845
Credit Suisse Group AG (ADR)	1,070,000	59,545
HSBC Holdings PLC (ADR)	1,529,416	87,712
HSBC Holdings PLC (United Kingdom)	4,869,240	55,744
JPMorgan Chase & Co.	8,790,000	385,178
PNC Financial Services Group, Inc.	1,200,000	58,308
Société Générale	829,493	66,786
State Street Corp.	1,679,100	88,321
Washington Mutual, Inc.2,3	25,714,286	6,300
Wells Fargo & Co.	1,500,000	42,270
		3,509,614

INFORMATION TECHNOLOGY — 19.64%
Analog Devices, Inc.	2,300,000	63,434
Applied Materials, Inc.	6,450,000	86,430
Automatic Data Processing, Inc.	7,758,043	304,891
Canon, Inc.	770,000	31,164
Cisco Systems, Inc.2	21,220,400	499,528
Corning Inc.	11,000,000	168,410
Flextronics International Ltd.2	18,000,000	134,280
Google Inc., Class A2	1,316,480	652,777
Hewlett-Packard Co.	23,700,000	1,118,877
HTC Corp.	8,550,500	94,382
Intel Corp.	36,465,000	713,620
International Business Machines Corp.	5,285,000	632,139
KLA-Tencor Corp.	7,475,000	268,054
Linear Technology Corp.	7,600,000	209,988
Maxim Integrated Products, Inc.	6,295,000	114,191
Microsoft Corp.	85,560,800	2,215,169
Nokia Corp.	21,700,000	319,255
Nokia Corp. (ADR)	5,652,400	82,638
Oracle Corp.	77,810,100	1,621,562
QUALCOMM Inc.	4,385,000	197,237
SAP AG	3,200,000	155,900
Taiwan Semiconductor Manufacturing Co. Ltd.	212,273,021	428,130
Telefonaktiebolaget LM Ericsson, Class B	11,207,745	112,707
Texas Instruments Inc.	24,065,000	570,100
Xerox Corp.	2,682,965	20,766
Xilinx, Inc.	8,650,000	202,583
Yahoo! Inc.2	34,803,200	619,845
		11,638,057

TELECOMMUNICATION SERVICES — 5.50%
AT&T Inc.	73,206,500	1,977,307
Deutsche Telekom AG	750,000	10,244
France Télécom SA	6,220,000	165,765
Qwest Communications International Inc.	73,780,000	281,102
Verizon Communications Inc.	27,190,400	823,053
		3,257,471

UTILITIES — 4.03%
Dominion Resources, Inc.	12,263,824	423,102
Exelon Corp.	13,360,600	662,953
FirstEnergy Corp.	6,343,500	290,025
FPL Group, Inc.	300,000	16,569
GDF Suez	10,022,324	445,212
PPL Corp.	3,698,000	112,197
Public Service Enterprise Group Inc.	10,000,000	314,400
RWE AG	1,300,000	120,788
		2,385,246

MISCELLANEOUS — 2.48%
Other common stocks in initial period of acquisition		1,472,775

Total common stocks (cost: $46,081,206,000)		52,463,141

Preferred stocks — 0.16%

FINANCIALS — 0.16%
JPMorgan Chase & Co., Series I, 7.90%4	14,505,000	13,970
PNC Preferred Funding Trust I 6.517%4,5	14,900,000	9,331
PNC Preferred Funding Trust III 8.70%4,5	34,000,000	32,157
Wachovia Capital Trust III 5.80%4	13,305,000	9,380
Wells Fargo & Co. 7.98%4	30,187,000	27,621

Total preferred stocks (cost: $66,965,000)		92,459

		Value
Rights & warrants — 0.01%	Shares	(000)

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20132,3,6	3,071,428	$—

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		4,333

Total rights & warrants (cost: $11,770,000)		4,333

Convertible securities — 0.20%	Shares or principal amount

FINANCIALS — 0.09%
American International Group, Inc. 8.50% convertible preferred 2011, units	4,211,826	48,647
Fannie Mae, Series 2004-1, 5.375% convertible preferred2	820	4,100
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred2	1,218,000	2,923
		55,670

TELECOMMUNICATION SERVICES — 0.09%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$50,000,000	50,687

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		13,447

Total convertible securities (cost: $508,258,000)		119,804

	Principal amount
Bonds & notes — 2.80%	(000)

ENERGY — 0.10%
Apache Corp. 6.90% 2018	$15,000	17,864
Chevron Corp. 4.95% 2019	10,000	10,694
Williams Companies, Inc. 8.75% 2020	26,375	30,375
		58,933

MATERIALS — 0.10%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	14,660	16,217
Dow Chemical Co. 8.55% 2019	25,000	22,521
Dow Chemical Co. 9.40% 2039	5,940	7,337
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	10,783
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,648
		61,506

INDUSTRIALS — 0.21%
Burlington Northern Santa Fe Corp. 5.75% 2018	15,000	16,321
CSX Corp. 6.25% 2015	5,000	5,535
CSX Corp. 7.375% 2019	11,480	13,533
Honeywell International Inc. 3.875% 2014	5,205	5,420
Honeywell International Inc. 5.00% 2019	13,090	13,727
Lockheed Martin Corp. 7.65% 2016	1,870	2,259
Norfolk Southern Corp. 5.75% 2018	15,000	16,344
Norfolk Southern Corp. 5.90% 2019	5,000	5,569
PACCAR Inc, Series A, 6.875% 2014	5,000	5,635
Union Pacific Corp. 5.125% 2014	11,495	12,334
Union Pacific Corp. 6.125% 2020	15,000	16,716
Waste Management, Inc. 6.375% 2015	10,000	11,078
		124,471

CONSUMER DISCRETIONARY — 0.33%
Comcast Corp. 6.50% 2015	7,710	8,601
Comcast Corp. 6.30% 2017	20,120	22,079
Comcast Corp. 6.50% 2017	10,000	10,992
Hasbro, Inc. 6.125% 2014	11,250	12,249
Johnson Controls, Inc. 5.50% 2016	5,160	5,352
Kohl’s Corp. 6.25% 2017	7,500	8,210
News America Inc. 6.90% 2019	21,315	23,827
Staples, Inc. 7.75% 2011	4,695	5,072
Staples, Inc. 9.75% 2014	40,000	48,093
Time Warner Cable Inc. 8.25% 2019	15,320	18,549
Time Warner Inc. 5.875% 2016	20,000	21,239
Walt Disney Co. 5.50% 2019	15,000	16,318
		200,581

CONSUMER STAPLES — 0.17%
Altria Group, Inc. 9.25% 2019	13,600	16,647
British American Tobacco International Finance PLC 9.50% 20185	15,000	19,487
Coca-Cola Co. 4.875% 2019	10,000	10,573
ConAgra Foods, Inc. 5.875% 2014	10,000	10,989
CVS Caremark Corp. 6.60% 2019	20,335	22,964
SYSCO Corp. 5.375% 2019	18,000	19,563
		100,223

HEALTH CARE — 0.28%
Abbott Laboratories 5.125% 2019	25,000	26,543
Aetna Inc. 5.75% 2011	1,961	2,066
Aetna Inc. 7.875% 2011	865	921
Cardinal Health, Inc. 4.00% 2015	10,000	9,704
Cardinal Health, Inc. 5.80% 2016	14,625	15,281
Cardinal Health, Inc. 5.85% 2017	3,715	3,916
Novartis Securities Investment Ltd. 5.125% 2019	20,000	21,331
Pfizer Inc. 6.20% 2019	20,000	22,584
Roche Holdings Inc. 5.00% 20145	10,000	10,814
Roche Holdings Inc. 6.00% 20195	20,000	22,258
WellPoint, Inc. 5.875% 2017	15,000	15,857
WellPoint, Inc. 7.00% 2019	12,200	13,893
		165,168

FINANCIALS — 0.31%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,979
American Express Co. 7.00% 2018	7,660	8,440
Bank of America Corp. 5.30% 2017	10,000	9,608
Capital One Capital III 7.686% 20364	11,665	9,915
Capital One Capital IV 6.745% 20374	14,347	11,119
Capital One Financial Corp. 5.70% 2011	9,330	9,752
Citigroup Inc. 6.125% 2017	10,000	9,944
JPMorgan Chase & Co. 4.75% 2013	10,000	10,596
JPMorgan Chase & Co. 6.00% 2018	10,000	10,751
MetLife Global Funding 5.125% 20145	7,000	7,320
Metropolitan Life Global Funding I, 5.125% 20135	3,335	3,461
National City Corp. 5.80% 2017	1,350	1,350
National City Corp. 6.875% 2019	3,050	3,317
Northern Trust Corp. 4.625% 2014	5,650	6,018
PNC Funding Corp. 0.688% 20144	10,000	9,384
PNC Funding Corp. 5.40% 2014	10,000	10,754
PNC Funding Corp., Series II, 6.113% (undated)4,5	5,000	2,960
Simon Property Group, LP 6.75% 2014	3,000	3,221
Simon Property Group, LP 5.25% 2016	5,875	5,800
Simon Property Group, LP 6.10% 2016	1,625	1,672
Simon Property Group, LP 6.125% 2018	1,680	1,696
SLM Corp., Series A, 5.45% 2011	4,315	4,071
SLM Corp., Series A, 5.125% 2012	1,000	856
SLM Corp., Series A, 5.00% 2013	6,686	5,327
SLM Corp., Series A, 5.375% 2013	1,905	1,589
SLM Corp., Series A, 5.375% 2014	6,965	5,336
SLM Corp., Series A, 5.00% 2015	8,521	6,356
SLM Corp., Series A, 5.00% 2018	1,740	1,093
SLM Corp., Series A, 8.45% 2018	4,090	3,266
		180,951

INFORMATION TECHNOLOGY — 0.04%
Cisco Systems, Inc. 4.95% 2019	15,000	15,797
National Semiconductor Corp. 6.60% 2017	10,000	9,897
		25,694

TELECOMMUNICATION SERVICES — 0.12%
AT&T Inc. 4.85% 2014	15,000	15,971
AT&T Inc. 5.50% 2018	15,000	15,677
France Télécom 8.50% 2031	1,100	1,525
Verizon Communications Inc. 5.55% 20145	20,000	21,634
Vodafone Group PLC 5.375% 2015	6,000	6,438
Vodafone Group PLC 5.625% 2017	7,500	7,961
		69,206

UTILITIES — 0.05%
FirstEnergy Solutions Co. 4.80% 20155	4,000	4,115
PG&E Corp. 5.75% 2014	8,000	8,744
Progress Energy, Inc. 6.05% 2014	4,000	4,391
Progress Energy, Inc. 7.05% 2019	8,800	10,264
		27,514

MORTGAGE-BACKED OBLIGATIONS7 — 0.79%
Fannie Mae 4.50% 2023	16,613	17,251
Fannie Mae 4.50% 2023	41,179	42,734
Fannie Mae 4.00% 2024	19,661	20,038
Fannie Mae 4.00% 2024	24,245	24,710
Fannie Mae 5.00% 2024	37,343	39,238
Fannie Mae 5.50% 2024	19,879	21,081
Fannie Mae 6.00% 2037	100,696	106,556
Fannie Mae 7.00% 2037	22,160	24,186
Fannie Mae 5.50% 2038	20,572	21,571
Freddie Mac 5.00% 2038	42,643	44,122
Freddie Mac 5.50% 2038	101,380	106,299
		467,786

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.30%
Fannie Mae 2.50% 2014	25,000	25,003
Federal Home Loan Bank 3.625% 2013	50,000	52,608
Freddie Mac 1.50% 2011	5,000	5,056
Freddie Mac 2.125% 2012	10,000	10,128
U.S. Treasury 0.875% 2011	10,000	10,043
U.S. Treasury 1.125% 2011	24,000	24,027
U.S. Treasury 4.25% 2012	15,000	16,256
U.S. Treasury 1.75% 2014	10,000	9,876
U.S. Treasury 1.875% 2014	5,000	4,941
U.S. Treasury 4.125% 2015	10,000	10,830
U.S. Treasury 4.625% 2017	10,000	11,074
		179,842

Total bonds & notes (cost: $1,532,379,000)		1,661,875

Short-term securities — 8.18%

Bank of America Corp. 0.30% due 1/12/2010	40,000	39,999
Campbell Soup Co. 0.23% due 2/1/20105	4,300	4,295
Chevron Corp. 0.22% due 10/2/2009	50,000	49,999
Coca-Cola Co. 0.23% due 1/15/20105	38,700	38,666
Eli Lilly and Co. 0.14% due 10/2/20095	25,000	25,000
Fannie Mae 0.16%–0.54% due 10/7/2009–7/13/2010	870,600	870,381
Federal Farm Credit Banks 0.36%–0.70% due 12/22/2009–5/25/2010	100,400	100,375
Federal Home Loan Bank 0.14%–0.70% due 10/2/2009–6/8/2010	476,086	476,006
Federal Home Loan Bank 0.925% due 12/22/20094	30,000	29,989
Freddie Mac 0.165%–0.43% due 10/13/2009–5/18/2010	2,143,307	2,142,714
General Electric Capital Corp. 0.25% due 10/6/2009	98,000	97,996
International Bank for Reconstruction and Development 0.19% due 12/18/2009	53,700	53,688
Jupiter Securitization Co., LLC 0.32% due 10/9/20095	43,800	43,794
NetJets Inc. 0.17%–0.19% due 11/18–12/3/20095	55,600	55,583
Park Avenue Receivables Co., LLC 0.19% due 10/27/20095	36,000	35,995
Pfizer Inc 0.34% due 12/28/20095	50,000	49,970
Private Export Funding Corp. 0.19% due 12/7/20095	75,000	74,969
Procter & Gamble International Funding S.C.A. 0.225%–0.24% due 11/10/2009–1/13/20105	165,300	165,232
Rhode Island Health and Educational Building Corp. (Brown University), Series A, TECP, 0.30% due 12/4/2009	15,200	15,192
U.S. Treasury Bills 0.14%–0.532% due 10/8/2009–6/17/2010	440,070	439,832
Wal-Mart Stores Inc. 0.15% due 11/16/20095	33,900	33,888

Total short-term securities (cost: $4,841,984,000)		4,843,563

Total investment securities (cost: $53,042,562,000)		59,185,175
Other assets less liabilities		57,393

Net assets		$59,242,568

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
2Security did not produce income during the last 12 months.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Washington Mutual, Inc.	4/8/2008	$213,230	$6,300	.01%
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	11,770	—	—

Total restricted securities		$225,000	$6,300	.01%

4Coupon rate may change periodically.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $660,929,000, which represented 1.12% of the net assets of the fund.
6Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities represented less than .01% of the net assets of the fund.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/09 (000)

Limited Brands, Inc.	20,309,759	625,184	4,000,000	16,934,943	$9,421	$287,725
United States Steel Corp.*	3,060,000	4,842,000	3,742,000	4,160,000	1,649	—
Textron Inc.*	12,430,000	2,325,000	14,755,000	—	488	—
					$11,558	$287,725

*Unaffiliated issuer at 9/30/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$5,578,012	$—	$—	$5,578,012
Materials	1,384,188	—	—	1,384,188
Industrials	6,270,905	—	—	6,270,905
Consumer discretionary	4,976,695	—	—	4,976,695
Consumer staples	6,695,808	—	—	6,695,808
Health care	5,294,370	—	—	5,294,370
Financials	3,509,614	—	—	3,509,614
Information technology	11,638,057	—	—	11,638,057
Telecommunication services	3,257,471	—	—	3,257,471
Utilities	2,385,246	—	—	2,385,246
Miscellaneous	1,472,775	—	—	1,472,775
Preferred stocks	—	92,459	—	92,459
Rights & warrants	4,333	—	—	4,333
Convertible securities	65,017	54,787	—	119,804
Bonds & notes	—	1,661,875	—	1,661,875
Short-term securities	—	4,843,563	—	4,843,563
Total	$52,532,491	$6,652,684	$—	$59,185,175

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):

	Beginning value at 1/1/2009	Net purchases and sales	Net unrealized appreciation	Net transfers out of Level 3	Ending value at 9/30/2009

Investment securities	$451	$59,270	$114,423	$(174,144)	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,623,549
Gross unrealized depreciation on investment securities	(5,493,685)
Net unrealized appreciation on investment securities	6,129,864
Cost of investment securities for federal income tax purposes	53,055,311

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-904-1109O-S21467

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Chief Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Chief Executive Officer

Date: November 27, 2009

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: November 27, 2009